Investments in associates (Tables)	6 Months Ended
Jun. 30, 2021
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2021			2020
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes

Balance at 1 January	1 135	3 566	391	1 132	3 239	451
Effect of movements in foreign exchange	—	(101)	(52)	—	(10)	(60)
Dividends received	—	—	(67)	—	(19)	—
Share of results of associates	(11)	59	12	(19)	38	4

Balance at 30 June	1 124	3 524	284	1 113	3 248	395